(Oppenheimer OVAF Capital Appreciation Fund/VA)
Investment Objective. The Fund seeks capital appreciation by investing in securities of well-known, established companies.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. The accompanying prospectus of the participating insurance company provides information on initial or contingent deferred sales charges, exchange fees or redemption fees for that variable life insurance policy, variable annuity or other investment product. The fees and expenses of those products are not charged by the Fund and are not reflected in this table. Expenses would be higher if those fees were included.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer OVAF Capital Appreciation Fund/VA)	Non-Service Shares	Service Shares
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer OVAF Capital Appreciation Fund/VA)	Non-Service Shares	Service Shares
Management Fees	0.68%	0.68%
Distribution and/or Service (12b-1) Fees	none	0.25%
Total Other Expenses	0.12%	0.12%
Total Annual Fund Operating Expenses	0.80%	1.05%

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows, whether or not you redeemed your shares:

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies. The Fund mainly invests in common stocks of "growth companies." Growth companies are companies whose earnings and stock prices are expected to increase at a faster rate than the overall market. These may be newer companies or established companies of any capitalization range that the portfolio manager believes may appreciate in value over the long term. Currently, the Fund primarily focuses on established companies that are similar in size to companies in the S&P 500 Index or the Russell 1000 Growth Index. The Fund primarily invests in securities of U.S. issuers but may also invest in foreign securities. The portfolio manager looks for growth companies with stock prices that she believes are reasonable in relation to overall stock market valuations. In seeking broad diversification of the Fund's portfolio among industries and market sectors, the portfolio manager focuses on a number of factors that may vary in particular cases and over time. Currently, the portfolio manager looks for:

  companies in business areas that have above-average growth potential,

  companies with growth rates that the portfolio manager believes are sustainable over time,

  stocks with reasonable valuations relative to their growth potential.

The Fund may sell the stocks of companies that the portfolio manager believes no longer meet the above criteria, but is not required to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others.

Main Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

Who Is The Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking capital appreciation in their investment over the long term, from investments in common stocks of well-known companies. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on stocks. Because of its focus on long-term growth, the Fund may be more appropriate for investors with longer-term investment goals. The Fund is not designed for investors needing an assured level of current income. The Fund is not a complete investment program and may not be appropriate for all investors. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Non-Service Shares performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of two broad measures of market performance that reflect the markets in which the Fund typically invests. Charges imposed by the insurance accounts that invest in the Fund are not included and the returns would be lower if they were. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website at: https://www.oppenheimerfunds.com/fund/investors/overview/CapitalAppreciationFundVA

During the period shown, the highest return before taxes for a calendar quarter was 19.10% (2nd Qtr 09) and the lowest return before taxes for a calendar quarter was -27.73% (4th Qtr 08).
Average Annual Total Returns for the periods ended December 31, 2011
The following table shows the average annual total returns of each class of the Fund's shares before taxes.
Average Annual Total Returns (Oppenheimer OVAF Capital Appreciation Fund/VA)	Inception Date	1 Year	5 Years (or life of class, if less	10 Years (or life of class, if less)
Non-Service Shares	Apr. 03, 1985	(1.15%)	(0.56%)	1.23%
Service Shares	Sep. 18, 2001	(1.37%)	(0.81%)	0.97%
S&P 500 Index		2.11%	(0.25%)	2.92%
Russell 1000 Growth Index		2.64%	2.50%	2.60%